Director's emoluments	12 Months Ended
Dec. 31, 2022
Directors Emoluments [Abstract]
Director’s emoluments

Note 19 — Director’s emoluments

	2022	2021	2020
	EUR	EUR	EUR
Director’s fee	106,693	46,892	59,756
Other emoluments	12,006	11,272	20,904
	118,699	58,164	80,660

Other emoluments mainly represent social security fund and medical allowance.